SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)
Currency risk
Gradual increase in basis		1.00%
pre-tax income	$ 246.4	$ 31.6
Gradual decrease in basis	1.00%	1.00%
Pre-tax loss	$ 246.4	$ 31.6
China, Yuan Renminbi
Currency risk
Net liabilities		$ 2,374.8		$ 262.9
Estimated depreciation of Renminbi against the U.S. dollar (as a percent)		10.00%		10.00%
Appreciation in pre tax income	$ 30.5		$ 3.4
Estimated appreciation of Renminbi against the U.S. dollar (as a percent)		10.00%		10.00%
Depreciation in pre tax income		$ 30.5	$ 3.4